Tax paid (Tables)	12 Months Ended
Jun. 30, 2021
Tax paid
Schedule of tax paid

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts (receivable)/payable at beginning of year		(4 754)	309	(984)
Disposal of businesses		40	—	(1)
Net interest and penalties on tax¹		(17)	(41)	(630)
Income tax per income statement	13	9 509	930	5 846
Reclassification to held for sale²		(304)	29	6
Foreign exchange differences recognised in income statement		(14)	48	4
Translation of foreign operations		513	(370)	14
		4 973	905	4 255
Net tax receivable/(payable) per statement of financial position		307	4 754	(309)
tax payable		(806)	(665)	(1 039)
tax receivable³		1 113	5 419	730
Per the statement of cash flows		5 280	5 659	3 946
Comprising
Normal tax
South Africa		6 622	3 131	933
Foreign		(1 342)	2 526	3 013
Dividend withholding tax		—	2	—
		5 280	5 659	3 946
1	2019 relates to the reversal of interest pertaining to the Sasol Oil matter.
2	Mainly due to Rompco tax payable that was transferred to liabilities held for sale.
3	2020 relates mainly to the relief provided to companies in the United States under the Coronavirus Aid Relief and Economic Security Act 9 (CARES Act) allowing taxpayers to carry back losses incurred during 2018 – 2020 for five years.